Expenses for shipping activities and other expenses from operating activities - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 16, 2016 vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Gener8 Maritime, Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Transaction fees			$ 5.0
Charter hire
Disclosure of detailed information about property, plant and equipment [line items]
Contract duration		2 months 15 days
Sale and leaseback agreement | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of VLCCs delivered | vessel	4
Duration of sale and leaseback agreement on vessels	5 years
Transaction Based Incentive Plan
Disclosure of detailed information about property, plant and equipment [line items]
Employee benefits expense		$ 1.8